SCHEDULE OF INVESTMENTS
Securian Real Estate Securities (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Real Estate
Diversified REITs – 1.9%
Essential Properties Realty Trust, Inc.	11	$316
VEREIT, Inc.	8	378

		694

Health Care REITs – 7.8%
CareTrust REIT, Inc.	11	223
Healthpeak Properties, Inc.	9	308
Ventas, Inc.	20	1,093
Welltower, Inc.	15	1,269

		2,893

Hotel & Resort REITs – 6.8%
Host Hotels & Resorts, Inc.(A)	52	849
MGM Growth Properties LLC, Class A	13	502
Park Hotels & Resorts, Inc.(A)	35	676
Pebblebrook Hotel Trust	14	305
RLJ Lodging Trust	12	178

		2,510

Industrial REITs – 11.2%
Duke Realty Corp.	16	785
First Industrial Realty Trust, Inc.	7	354
ProLogis, Inc.	24	2,988

		4,127

Office REITs – 5.8%
Alexandria Real Estate Equities, Inc.	4	716
Boston Properties, Inc.	5	564
Highwoods Properties, Inc.	7	311
Kilroy Realty Corp.	8	530

		2,121

Residential REITs – 27.0%
American Homes 4 Rent	27	1,025
AvalonBay Communities, Inc.	7	1,543
Camden Property Trust	5	723
Equity Lifestyle Properties, Inc.	10	742
Equity Residential	6	511
Essex Property Trust, Inc.	3	1,055
Invitation Homes, Inc.	36	1,391
Mid-America Apartment Communities, Inc.	4	710
Sun Communities, Inc.	5	1,000
UDR, Inc.	24	1,245

		9,945

Retail REITs – 12.9%
Agree Realty Corp.	7	464
Brixmor Property Group, Inc.	27	604
Kimco Realty Corp.	30	612
Kite Realty Group Trust	18	371
National Retail Properties, Inc.	13	561
Realty Income Corp.	5	311
Regency Centers Corp.	9	626
Simon Property Group, Inc.	9	1,200

		4,749

Specialized REITs – 24.8%
American Tower Corp., Class A	3	663
Digital Realty Trust, Inc.	10	1,430
Equinix, Inc.	3	2,208
Extra Space Storage, Inc.	6	1,008
Life Storage, Inc.	6	660
Public Storage, Inc.	6	1,872
SBA Communications Corp.	1	430

VICI Properties, Inc.	31	884

		9,155

Total Real Estate - 98.2%		36,194

TOTAL COMMON STOCKS – 98.2%		$36,194

(Cost: $31,274)

SHORT-TERM SECURITIES

Money Market Funds (B) - 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	760	760

TOTAL SHORT-TERM SECURITIES – 2.1%		$760

(Cost: $760)

TOTAL INVESTMENT SECURITIES – 100.3%		$36,954

(Cost: $32,034)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(126)

NET ASSETS – 100.0%		$36,828

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$36,194	$—	$—
Short-Term Securities	760	—	—
Total	$36,954	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$32,034

Gross unrealized appreciation	5,528
Gross unrealized depreciation	(608)

Net unrealized appreciation	$4,920